Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities
Marketable securities consisted of the following as of December 31, 2018 (in thousands):

	December 31, 2018
	Cost	Gross Realized Gains (Losses)	Fair Value
Trading securities:
MedoveX common shares and warrants	$750	$(453)	$297

	December 31, 2017
	Cost	Gross Realized Gains (Losses)	Fair Value
Trading securities:
MedoveX common shares and warrants	$750	$(309)	$441

Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)
The following tables includes a summary of the changes to contingent consideration liabilities during the year ended December 31, 2018, 2017 and 2016. The contingent consideration is measured at fair value using significant unobservable inputs (Level 3) during the twelve months ended December 31, 2018, 2017 and 2016:

(in thousands)	2018
Beginning Balance at December 31, 2017	54,272
Re-measurement of Fair Value	9,644
Settlements of current year contingent consideration	(51,879)
Ending Balance at December 31, 2018	$12,037

(in thousands)	2017
Beginning Balance at December 31, 2016	48,362
Scilex acquisition adjustment (See Note 4)	(6,500)
Acquisition consideration payable - current year acquisitions (See Note 4)	12,807
Contingent consideration (Non-current) - current year acquisitions (See Note 4)	983
Re-measurement of Fair Value	—
Payment of shares for current year contingent consideration	(1,380)
Ending Balance at December 31, 2017	$54,272

(in thousands)	2016
Beginning Balance at December 31, 2015	—
Contingent consideration - current year acquisitions (1)	50,137
Re-measurement of Fair Value – current year acquisitions	(1,775)
Payment of current year contingent consideration	—
Ending Balance at December 31, 2016	$48,362
(1) Includes the BDL contingent consideration of 309,917 shares.
The following table includes a summary of the warrant measured at fair value using significant unobservable inputs (Level 3) during the twelve months ended December 31, 2018 (in thousands):

Total
Beginning balance at December 31, 2017	$84
Addition of warrant	—
Change in fair value of warrant	(34)
Ending balance at December 31, 2018	$50